Bonus Programs (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Number of Shares Held by the Trust
As of December 31, 2019 and 2018, the number of shares held by the trust associated with the Company’s share-based payment plans are as follows:

	Number of Shares
	FEMSA UBD		KOF UBL
	2019	2018	2019	2018
Beginning balance	2,278,460	2,945,209	697,226	935,899

Shares acquired by the administrative trust to employees	1,441,838	913,846	456,077	262,909

Shares released from administrative trust to employees upon vesting	(1,470,633)	(1,580,595)	(400,456)	(501,582)

Ending balance	2,249,665	2,278,460	752,847	697,226